Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 676,343,198		$ 701,190,066	$ 573,528,878
Additions	240,263,874		193,815,932	233,591,696
Retirements	(106,977,930)		(72,079,914)	(92,981,332)
Business combinations	143,016		746,007	1,963,996
Effect of translation of foreign subsidiaries	(40,655,711)		(12,122,813)	112,749,172
Depreciation of the year	(129,115,727)		(135,206,080)	(127,662,344)
Ending balance	640,000,720	$ 32,516	676,343,198	701,190,066
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,303,278,914		1,256,341,372	861,840,855
Additions	240,263,874		193,815,932	233,591,696
Retirements	(140,581,001)		(99,444,894)	(121,078,982)
Business combinations	143,016		746,007	1,963,996
Effect of translation of foreign subsidiaries	(117,432,346)		(48,179,503)	280,023,807
Ending balance	1,285,672,457		1,303,278,914	1,256,341,372
Cost [member] | Network in operation in operation and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	989,665,946		971,276,013	641,384,702
Additions	68,900,443		78,272,882	101,794,197
Retirements	(1,610,246)		(21,657,715)	(8,963,076)
Business combinations	128,246		599,306	1,873,445
Effect of translation of foreign subsidiaries	(87,888,453)		(38,824,540)	235,186,745
Ending balance	969,195,936		989,665,946	971,276,013
Cost [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	62,584,189		62,135,411	54,794,386
Additions	4,429,433		2,858,996	2,900,511
Retirements	(3,987,671)		(415,219)	(2,845,298)
Business combinations	8,874		27,686	3,839
Effect of translation of foreign subsidiaries	(5,904,499)		(2,022,685)	7,281,973
Ending balance	57,130,326		62,584,189	62,135,411
Cost [member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	150,315,807		144,927,016	106,468,602
Additions	25,268,252		19,287,525	24,368,918
Retirements	(13,377,798)		(8,112,571)	(10,717,096)
Business combinations	2,578		80,734	69,937
Effect of translation of foreign subsidiaries	(12,399,702)		(5,866,897)	24,736,655
Ending balance	149,809,137		150,315,807	144,927,016
Cost [member] | Construction in process and advances plant suppliers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	74,121,374		49,719,884	38,850,776
Additions	92,285,397		66,383,381	70,517,319
Retirements	(76,978,798)		(41,279,573)	(70,911,593)
Business combinations	1,379		34,705	11,255
Effect of translation of foreign subsidiaries	(8,336,823)		(737,023)	11,252,127
Ending balance	81,092,529		74,121,374	49,719,884
Cost [member] | Spare parts for operation of the network [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	26,591,598		28,283,048	20,342,389
Additions	49,380,349		27,013,148	34,010,751
Retirements	(44,626,488)		(27,979,816)	(27,641,919)
Business combinations	1,939		3,576	5,520
Effect of translation of foreign subsidiaries	(2,902,869)		(728,358)	1,566,307
Ending balance	28,444,529		26,591,598	28,283,048
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(626,935,716)		(555,151,306)	(288,311,977)
Retirements	33,603,071		27,364,980	28,097,650
Effect of translation of foreign subsidiaries	76,776,635		36,056,690	(167,274,635)
Depreciation of the year	(129,115,727)		(135,206,080)	(127,662,344)
Ending balance	(645,671,737)		(626,935,716)	(555,151,306)
Accumulated depreciation [member] | Network in operation in operation and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(552,345,509)		(495,887,086)	(236,731,728)
Retirements	28,712,096		21,214,724	1,968,376
Effect of translation of foreign subsidiaries	67,907,227		32,860,339	(153,147,349)
Depreciation of the year	(104,279,361)		(110,533,486)	(107,976,385)
Ending balance	(560,005,547)		(552,345,509)	(495,887,086)
Accumulated depreciation [member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(63,359,529)		(48,459,697)	(47,057,084)
Retirements	2,418,837		4,572,509	25,099,710
Effect of translation of foreign subsidiaries	6,579,983		2,251,958	(10,396,438)
Depreciation of the year	(22,172,785)		(21,724,299)	(16,105,885)
Ending balance	(76,533,494)		(63,359,529)	(48,459,697)
Accumulated depreciation [member] | Spare parts for operation of the network [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(575,393)		(323,201)	44,423
Retirements	160,696		9,205	54,280
Effect of translation of foreign subsidiaries	131,429		4,339	(20,896)
Depreciation of the year	(38,479)		(265,736)	(401,008)
Ending balance	(321,747)		(575,393)	(323,201)
Accumulated depreciation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(10,655,285)		(10,481,322)	(4,567,588)
Retirements	2,311,442		1,568,542	975,284
Effect of translation of foreign subsidiaries	2,157,996		940,054	(3,709,952)
Depreciation of the year	(2,625,102)		(2,682,559)	(3,179,066)
Ending balance	$ (8,810,949)		$ (10,655,285)	$ (10,481,322)